Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life, description	Lesser of useful life or remaining lease term
Machinery and Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5 years
Office Furbishing and Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Top of range [member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	10 years
GDM Machines [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5 years
Robots [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5 years